Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Other Long-Term Liabilities

25.	OTHER LONG-TERM LIABILITIES

As at,	December 31, 2025	December 31, 2024

The carrying amount of the following other long term liabilities:
Accrued interest payable, Provincial MENDM Loan	$6.2	$7.3
Financing arrangements	21.6	12.6
LETL governmental loan benefit	38.6	-
Long-term disability plan obligation	1.1	1.1
Long-term portion of lease liability	1.4	2.2
Legal settlement	1.7	3.5

	$70.7	$26.7

Accrued interest payable, Provincial MENDM Loan
As disclosed in Note 22, the Company has entered into an agreement with the Ministry of Energy, Northern Development and Mines under which the Company received a $60.0 million low interest loan. At December 31, 2025, the accrued interest payable under this agreement was $6.2 million (December 31, 2024 – $7.3 million).
Financing arrangements
On December 7, 2023, the Company completed a financing arrangement with the Bank of Montreal for total cash consideration of $11.7 million. The financing arrangement bears interest at 7.5% with monthly payments of $0.1 million, maturing December 2028. During the year ended December 31, 2025, the Company made principal payments totalling $1.0 million. During the nine month period ended December 31, 2024, the Company made principal payments totalling $0.7 million. At December 31, 2025, current portion totalling $1.0 million is presented in current portion of other long-term liabilities on the consolidated statements of financial position (December 31, 2024 - $1.0 million).

On July 24, 2025, the Company completed a financing arrangement with the Bank of Montreal for total cash consideration of $10.4 million. The financing arrangement bears interest at 7.7% with monthly payments of $0.1 million, maturing July 2030. During the year ended December 31, 2025, the Company made principal payments totalling $0.5 million (December 31, 2024 - nil). At December 31, 2025, current portion totalling $1.2 million is presented
in current portion of other long-term liabilities on the consolidated statements of financial position (December 31, 2024 – nil).
On August 8, 2024, the Company entered into an Installment Payment Contract (the “IPC”) with the Bank of Montreal to provide financing to purchase equipment. On September 3, 2025, the Company finalized its IPC with the Bank of Montreal as all financing was provided to purchase the equipment. The total amount financed was $5.1 million at 7.4% interest with monthly payments of $0.1 million, maturing September 2030. During the year ended December 31, 2025, the Company made principal payments totalling $0.2 million (December 31, 2024 –
nil
).
LETL Governmental Loan Benefit
As disclosed in Note 22, the Company has entered into agreements with Canada Enterprise Emergency Funding Corporation and the Ministry of Northern Economic Development and Growth under which the Company has received a total of $82.8 million. At December 31, 2025, a governmental loan benefit representing below-market interest under this agreement was $38.6 million which will be recognized over the term of the LETL governmental loan (December 31, 2024 – nil).